1933 Act/Rule 497(j)



                                October 12, 1999



VIA EDGAR
---------

Securities Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix Series Fund
         Registration No. 2-14069

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on October 8, 1999.

                                Very truly yours,



                                /s/ Pamela S. Sinofsky
                                Pamela S. Sinofsky
                                Phoenix Investment Partners, Ltd.